Fair Value Measurement	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

4. FAIR VALUE MEASUREMENT

As of June 30, 2022 and March 31, 2023, information about inputs into the fair value measurement of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Cash and cash equivalents, accounts receivable, prepaid expenses, other receivables and due from related parties are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, accounts payable – related party, contract liabilities, accrued liabilities and other payables and due to related parties are financial liabilities with carrying values that approximate fair value due to their short-term nature.

4. FAIR VALUE MEASUREMENT

As of June 30, 2021 and 2022, information about inputs into the fair value measurement of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

Cash and cash equivalents, accounts receivable, prepaid expenses, other receivables and due from related parties are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, account payable – related party, contract liabilities, accrued liabilities and other payables and due to related parties are financial liabilities with carrying values that approximate fair value due to their short-term nature.